Cash, Cash Equivalents And Short-Term Investments - Schedule of Cash and Cash Equivalents (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Cash and banks		R$ 575,863	R$ 287,491
Cash equivalents		1,506,082	4,097,838
Total		2,081,945	4,385,329	R$ 6,862,684	R$ 7,563,252
Other		3,606	3,888
Cash equivalents		1,506,082	4,097,838
Repurchase agreements
Statement [Line Items]
Short-term investments, classified as cash equivalents	[1]	1,192,708	2,742,731
Private securities
Statement [Line Items]
Short-term investments, classified as cash equivalents	[2]	134,818	895,073
Bank certificates of deposit (CDBs)
Statement [Line Items]
Short-term deposits, classified as cash equivalents		173,854	301,632
Time deposits
Statement [Line Items]
Short-term deposits, classified as cash equivalents		R$ 1,096	R$ 154,514

[1]	Represented mainly by exclusive investment funds composed by Government Securities with yield pegged to the SELIC rate. The portfolio is preferably allocated to highly liquid spot market instruments for all investments.
[2]	Represented mainly by financial treasury bills from private banks with remuneration linked to CDI rate and immediate liquidity.